Equity Method Investments and Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Variable Interest Entity [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue	$ 58.3
Equity Method Investment, Summarized Financial Information, Cost of Sales	33.4
Equity Method Investment, Summarized Financial Information, Depreciation and Amortization	16.6
Equity Method Investment, Summarized Financial Information, Selling, general and administrative expense	6.4
Equity Method Investment, Summarized Financial Information, Gain (Loss) on disposal of property, plant and equipment	0.1
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations	1.8
Equity Method Investment, Summarized Financial Information, Interest Expense	(5.6)
Equity Method Investment, Summarized Financial Information, Income Tax Expense (benefit)	(1.2)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	(2.6)
Equity in losses of unconsolidated subsidiary	(1.3)	$ 0.0
Equity Method Investment, Summarized Financial Information, Current Assets	121.0		$ 108.6
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	456.5		459.7
Equity Method Investment, Summarized Financial Information, Assets	577.5		568.3
Equity Method Investment, Summarized Financial Information, Current Liabilities	43.4		29.2
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	542.7		545.1
Equity Method Investment, Summarized Financial Information, Liabilities	586.1		574.3
Contribution to joint venture	357.7
Due from Joint Venture, Initial Amount	357.7
Due from Joint Venture, Total	270.0		271.3
Long-term note receivable from unconsolidated subsidiary	270.0		270.2
Due from Joint Ventures, Current			1.1
Interest income	6.9	2.0
Gain (Loss) on Disposition of Property Plant Equipment	1.3	$ 3.4
Revenue from Related Parties	$ 23.3
Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Equity in losses of unconsolidated subsidiary	$ (1.3)
Interest income	2.8
Accounts Receivable, Related Parties	23.5		17.3
Accounts Payable, Related Parties	11.1		10.8
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	325.0		319.5
Variable Interest Entity, Nonconsolidated, Carrying Amount, Liabilities	11.1		10.8
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	313.9		$ 308.7
Prepaid Expenses and Other Current Assets [Member] | Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Variable Interest Entity [Line Items]
Due from Joint Ventures, Current	1.9
Rig Management Services [Member]
Variable Interest Entity [Line Items]
Costs and Expenses, Related Party	10.6
Secondment Revenue [Member]
Variable Interest Entity [Line Items]
Revenue from Related Parties	13.0
Transition Services Revenue [Member]
Variable Interest Entity [Line Items]
Revenue from Related Parties	9.0
Sales of Supplies [Member]
Variable Interest Entity [Line Items]
Revenue from Related Parties	1.3
Purchase of Supplies from Joint Venture [Member]
Variable Interest Entity [Line Items]
Costs and Expenses, Related Party	$ 1.4
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
London Interbank Offered Rate (LIBOR) [Member]
Variable Interest Entity [Line Items]
Loans Receivable, Basis Spread on Variable Rate	2.00%
ARO Drilling [Member]
Variable Interest Entity [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ (0.6)
Proceeds from disposals of property and equipment	1.2
ARO Drilling [Member] | Accounts Receivable [Member]
Variable Interest Entity [Line Items]
Proceeds from disposals of property and equipment	$ 1.2